FIRST AMERICAN FUNDS TRUST

Government Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated July 11, 2023

This information supplements the First American Money Market Funds Class A Shares Prospectus dated July 11, 2023. Please retain this supplement for future reference.

Effective immediately, no shares will be offered or sold under the First American Money Market Funds Class A Shares Prospectus until the closing of the reorganization of the series of First American Funds, Inc. into the corresponding series of First American Funds Trust, which is expected to occur on or about August 31, 2023.

FIRST AMERICAN FUNDS TRUST

Government Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated July 11, 2023

This information supplements the First American Money Market Funds Class D Shares Prospectus dated July 11, 2023. Please retain this supplement for future reference.

Effective immediately, no shares will be offered or sold under the First American Money Market Funds Class D Shares Prospectus until the closing of the reorganization of the series of First American Funds, Inc. into the corresponding series of First American Funds Trust, which is expected to occur on or about August 31, 2023.

FIRST AMERICAN FUNDS TRUST

Government Obligations Fund

Treasury Obligations Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated July 11, 2023

This information supplements the First American Money Market Funds Class P Shares Prospectus dated July 11, 2023. Please retain this supplement for future reference.

Effective immediately, no shares will be offered or sold under the First American Money Market Funds Class P Shares Prospectus until the closing of the reorganization of the series of First American Funds, Inc. into the corresponding series of First American Funds Trust, which is expected to occur on or about August 31, 2023.

FIRST AMERICAN FUNDS TRUST

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated July 11, 2023

This information supplements the First American Money Market Funds Class T Shares Prospectus dated July 11, 2023. Please retain this supplement for future reference.

Effective immediately, no shares will be offered or sold under the First American Money Market Funds Class T Shares Prospectus until the closing of the reorganization of the series of First American Funds, Inc. into the corresponding series of First American Funds Trust, which is expected to occur on or about August 31, 2023.

FIRST AMERICAN FUNDS TRUST

Government Obligations Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated July 11, 2023

This information supplements the First American Money Market Funds Class U Shares Prospectus dated July 11, 2023. Please retain this supplement for future reference.

Effective immediately, no shares will be offered or sold under the First American Money Market Funds Class U Shares Prospectus until the closing of the reorganization of the series of First American Funds, Inc. into the corresponding series of First American Funds Trust, which is expected to occur on or about August 31, 2023.

FIRST AMERICAN FUNDS TRUST

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated July 11, 2023

This information supplements the First American Money Market Funds Class V Shares Prospectus dated July 11, 2023. Please retain this supplement for future reference.

Effective immediately, no shares will be offered or sold under the First American Money Market Funds Class V Shares Prospectus until the closing of the reorganization of the series of First American Funds, Inc. into the corresponding series of First American Funds Trust, which is expected to occur on or about August 31, 2023.

FIRST AMERICAN FUNDS TRUST

Government Obligations Fund

Retail Prime Obligations Fund

Treasury Obligations Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated July 11, 2023

This information supplements the First American Money Market Funds Class X Shares Prospectus dated July 11, 2023. Please retain this supplement for future reference.

Effective immediately, no shares will be offered or sold under the First American Money Market Funds Class X Shares Prospectus until the closing of the reorganization of the series of First American Funds, Inc. into the corresponding series of First American Funds Trust, which is expected to occur on or about August 31, 2023.

FIRST AMERICAN FUNDS TRUST

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated July 11, 2023

This information supplements the First American Money Market Funds Class Y Shares Prospectus dated July 11, 2023. Please retain this supplement for future reference.

Effective immediately, no shares will be offered or sold under the First American Money Market Funds Class Y Shares Prospectus until the closing of the reorganization of the series of First American Funds, Inc. into the corresponding series of First American Funds Trust, which is expected to occur on or about August 31, 2023.

FIRST AMERICAN FUNDS TRUST

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated July 11, 2023

This information supplements the First American Money Market Funds Class Z Shares Prospectus dated July 11, 2023. Please retain this supplement for future reference.

Effective immediately, no shares will be offered or sold under the First American Money Market Funds Class Z Shares Prospectus until the closing of the reorganization of the series of First American Funds, Inc. into the corresponding series of First American Funds Trust, which is expected to occur on or about August 31, 2023.